Submission	May 01, 2025
Submission [Line Items]
Central Index Key	0000016918
Registrant Name	Constellation Brands, Inc.
Registration File Number	333-268289
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES